Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX
13.	INCOME TAX

The Group is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Taiwan

HEB and GB are incorporated in Taiwan and are subject to corporate income tax at a rate of 20%. Both of them have no taxable income for all periods presented, therefore, no provision for income taxes is required.

Hong Kong

TSB is incorporated in Hong Kong and is subject to Hong Kong profits tax on the taxable income as reported in the respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 8.25% for assessable profits on the first HKD2 million and 16.5% for any assessable profits in excess.

China

IB is incorporated in China and is subject to China statutory income tax rate of 25% on the assessable income in accordance with relevant PRC enterprise income tax legislation, interpretations and practices.

No provision for PRC corporate income tax has been made for the years ended December 31, 2023, 2024, and 2025 as IB had no such assessable profit for the years ended December 31, 2023, 2024, and 2025.

Singapore

Entities incorporated in Singapore are subject to corporate income tax rate of 17%. Jyong Biotech International Pte. Ltd., which was incorporated under the law of Singapore on September 29, 2022, and is subject to corporate income tax rate of 17%. No provision for Singapore corporate income tax has been made for the years ended December 31, 2023, 2024, and 2025 as Jyong Biotech International Pte. Ltd., had no such assessable profit.

The Company and its subsidiaries file separate income tax returns. The applicable statutory income tax rate in the Cayman Islands was zero for the Company for the years being reported. For purpose of reconciling the provision for income at the statutory rate to the provision for income taxes at the effective tax rate, the Group applies the 20% Taiwan statutory income tax rate, as the main operation of Group is located in Taiwan. A reconciliation of the Group’s effective income tax rate for the years ended December 31, 2025 are as follows:

	Year ended December 31, 2025
	Amount	Percentage
Statutory income tax rate	$(934)	20.00%
Foreign tax effect:
Cayman Island:
Statutory tax rate difference between Cayman Island and Taiwan	602	(12.89)%
Other foreign jurisdictions	29	(0.62)%
Changes in valuation allowances	300	(6.42)%
Others	3	(0.07)%
Effective tax rate	$-	0.00%

Reconciliations of the differences between the Taiwan statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 are as follows:

	Years ended December 31,
	2023	2024
Statutory income tax rate	20.00%	20.00%
Non-deductible expenses	(0.09)%	(0.07)%
Changes in valuation allowances	(19.91)%	(19.93)%
Effective tax rate	0.00%	0.00%

The deferred income tax assets and liabilities as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025
Deferred income tax assets
Net operating loss carryforwards	$6,919	$6,529
Research and development credits	10,089	10,534
Others	36	40
	17,044	17,103
Valuation allowance	(17,044)	(17,103)
Total net deferred income tax assets	$-	$-

Realization of the net deferred income tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2024 and 2025, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2024 and 2025, HEB had Taiwan research and development credit carryforwards of approximately $10,089 and $10,534, respectively. The Act for the Development of Biotech and New Pharmaceuticals Industry in Taiwan provided HEB the research and development credit for a period of five years from the time it is subject to the profit-seeking enterprise income tax.

As of December 31, 2025, the Group had net operating loss carryforward available to offset future taxable income, shown below by jurisdictions.

	Amount	Expiring year
Jurisdiction
Taiwan	$30,617	2026-2035
China	1,623	2026-2030